Schedule of fixed asset depreciation rate (Details)	12 Months Ended
Jun. 30, 2024
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, description	Remaining lease term
Office equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	10.00%
Office equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	25.00%
Other equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	20.00%